Pension and Other Benefit Programs - Long-Term Rate of Return on Plan Assets (Detail)	12 Months Ended
Oct. 03, 2020
Minimum | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Long term rate of return on assets	6.00%
Minimum | Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Long term rate of return on assets	2.00%
Minimum | Alternative Investments
Defined Benefit Plan Disclosure [Line Items]
Long term rate of return on assets	6.00%
Maximum | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Long term rate of return on assets	10.00%
Maximum | Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Long term rate of return on assets	4.00%
Maximum | Alternative Investments
Defined Benefit Plan Disclosure [Line Items]
Long term rate of return on assets	11.00%